Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Select International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (104.7%)
AUSTRALIA (3.7%)
Consumer Staples (3.7%)
Treasury Wine Estates Ltd.(a)	450,552	$5,417,417

BELGIUM (2.6%)
Consumer Staples (2.6%)
Anheuser-Busch InBev SA(a)	38,186	3,839,090

CANADA (6.9%)
Communication Services (2.0%)
Entertainment One Ltd.(a)	568,400	3,035,510

Consumer Discretionary (2.9%)
Restaurant Brands International, Inc.	57,340	4,222,949

Consumer Staples (2.0%)
Alimentation Couche-Tard, Inc. Class B	48,400	2,966,783
		10,225,242
CHINA (10.8%)
Communication Services (1.8%)
Tencent Holdings Ltd.(a)	58,200	2,711,711

Consumer Discretionary (6.6%)
Alibaba Group Holding Ltd.(b), ADR	16,884	2,922,789
Ctrip.com International Ltd.(b), ADR	46,800	1,824,264
Shenzhou International Group Holdings Ltd.(a)	359,100	4,943,848
		9,690,901
Financials (2.4%)
Ping An Insurance Group Co. of China Ltd., H Shares(a)	295,000	3,476,814
		15,879,426
DENMARK (3.9%)
Health Care (3.9%)
Ambu AS NV(a)	151,247	2,214,818
Novo Nordisk AS, Class B(a)	71,972	3,456,046
		5,670,864
FRANCE (13.8%)
Communication Services (4.1%)
Ubisoft Entertainment SA(a)(b)	32,055	2,636,674
Vivendi SA(a)	125,134	3,475,602
		6,112,276
Consumer Discretionary (2.0%)
Kering SA(a)	5,636	2,911,057

See accompanying Notes to Statements of Investments.

Energy (3.2%)
TOTAL SA(a)	90,702	$4,701,101

Financials (1.8%)
AXA SA(a)	106,065	2,671,591

Industrials (2.7%)
Vinci SA(a)	38,400	3,949,967
		20,345,992
GERMANY (2.8%)
Real Estate (2.8%)
Vonovia SE(a)	84,400	4,120,771

HONG KONG (2.5%)
Financials (2.5%)
AIA Group Ltd.(a)	362,200	3,714,267

INDONESIA (2.1%)
Financials (2.1%)
Bank Rakyat Indonesia Persero Tbk PT(a)	9,635,500	3,053,277

ISRAEL (4.2%)
Information Technology (4.2%)
NICE Ltd.(a)(b)	40,037	6,105,608

ITALY (5.3%)
Industrials (2.5%)
Prysmian SpA(a)	174,537	3,593,126

Utilities (2.8%)
Enel SpA(a)	608,500	4,162,520
		7,755,646
JAPAN (12.6%)
Consumer Staples (3.8%)
Pigeon Corp.(a)	46,000	1,677,384
Welcia Holdings Co. Ltd.(a)	85,600	3,977,434
		5,654,818
Health Care (8.8%)
Asahi Intecc Co. Ltd.(a)	228,800	5,978,841
Shionogi & Co. Ltd.(a)	45,500	2,519,108
Solasto Corp.(a)	404,300	4,411,829
		12,909,778
		18,564,596
LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka(b)(c)(d)	1,424,182	—

NETHERLANDS (6.3%)
Financials (2.8%)
ASR Nederland NV(a)	110,476	4,151,304

See accompanying Notes to Statements of Investments.

Materials (3.5%)
Koninklijke DSM NV(a)	41,096	$5,091,303
		9,242,607
NORWAY (5.4%)
Communication Services (1.7%)
Telenor ASA(a)	121,100	2,453,844

Consumer Staples (3.7%)
Mowi ASA(a)	226,545	5,444,531
		5,444,531
		7,898,375
POLAND (1.2%)
Consumer Staples (1.2%)
Dino Polska SA(a)(b)(e)	48,537	1,824,286

SWEDEN (2.2%)
Industrials (2.2%)
Assa Abloy AB, Class B(a)	139,947	3,209,983

SWITZERLAND (5.3%)
Consumer Staples (3.1%)
Nestle SA(a)	42,710	4,530,983

Financials (2.2%)
Zurich Insurance Group AG(a)	9,571	3,329,096
		7,860,079
UNITED KINGDOM (11.1%)
Communication Services (3.0%)
Cineworld Group PLC(a)	1,427,887	4,432,485

Health Care (2.1%)
Genus PLC(a)	97,605	3,133,245

Industrials (6.0%)
BAE Systems PLC(a)	595,861	3,958,739
RELX PLC(a)	205,076	4,871,073
		8,829,812
		16,395,542
UNITED STATES (2.0%)
Financials (2.0%)
Burford Capital Ltd.(a)	164,500	2,995,634
Total Common Stocks		154,118,702

SHORT-TERM INVESTMENT (0.6%)
UNITED STATES (0.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(f)	960,528	960,528
Total Short-Term Investment		960,528
Total Investments (Cost $156,914,245) —105.3%		155,079,230
Liabilities in Excess of Other Assets—(5.3)%		(7,862,964)
Net Assets—100.0%		$147,216,266

See accompanying Notes to Statements of Investments.

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)	Non-income producing security.
(c)

The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of July 31, 2019.

(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.
(e)	Denotes a security issued under Regulation S or Rule 144A.
(f)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Global Equity Impact Fund

	Shares or Principal Amount	Value
COMMON STOCKS (102.8%)
AUSTRALIA (3.8%)
Industrials (3.8%)
Brambles Ltd.(a)	118,700	$1,061,762
Cleanaway Waste Management Ltd.(a)	804,000	1,323,900
		2,385,662
BELGIUM (2.3%)
Materials (2.3%)
Umicore SA(a)	45,900	1,436,836

BRAZIL (2.7%)
Consumer Discretionary (1.3%)
YDUQS Part	85,900	772,039

Financials (1.4%)
Banco Bradesco SA	109,180	890,010
		1,662,049
CHINA (2.2%)
Financials (2.2%)
Ping An Insurance Group Co. of China Ltd., H Shares(a)	118,000	1,390,725

DENMARK (6.4%)
Health Care (2.2%)
Novo Nordisk AS, Class B(a)	28,800	1,382,957

Industrials (2.0%)
Vestas Wind Systems AS(a)	15,300	1,255,541

Utilities (2.2%)
Orsted AS(a)(b)	15,000	1,367,325
		4,005,823
FRANCE (2.3%)
Health Care (1.2%)
Orpea(a)	5,900	737,132

Industrials (1.1%)
Schneider Electric SE(a)	8,300	716,092
		1,453,224
GEORGIA (1.6%)
Consumer Staples (1.6%)
Georgia Healthcare Group PLC(b)	363,600	994,891

GERMANY (2.7%)
Information Technology (1.3%)
Infineon Technologies AG(a)	43,100	798,305

See accompanying Notes to Statements of Investments.

Materials (1.4%)
Covestro AG(a)(b)	19,600	$883,981
		1,682,286
HONG KONG (2.3%)
Financials (2.3%)
AIA Group Ltd.(a)	140,400	1,439,766

INDONESIA (2.5%)
Financials (2.5%)
Bank Rakyat Indonesia Persero Tbk PT(a)	4,897,800	1,552,005

KENYA (3.9%)
Communication Services (3.9%)
Safaricom PLC	9,191,800	2,433,773

NETHERLANDS (3.6%)
Consumer Staples (2.2%)
Koninklijke Ahold Delhaize(a)	60,500	1,374,131

Information Technology (1.4%)
ASML Holding NV(a)	4,000	891,297
		2,265,428
NORWAY (2.8%)
Communication Services (2.8%)
Telenor ASA(a)	84,500	1,712,220

SOUTH KOREA (2.8%)
Information Technology (2.8%)
Samsung SDI Co. Ltd.(a)	8,400	1,749,319

TAIWAN (2.2%)
Industrials (2.2%)
Voltronic Power Technology Corp.	64,000	1,383,094

UNITED KINGDOM (16.4%)
Consumer Discretionary (1.8%)
Countryside Properties PLC(a)(b)	315,100	1,123,578

Financials (1.1%)
ASA International Group PLC(b)	155,100	663,932

Health Care (5.6%)
Clinigen Healthcare Ltd.(a)(c)	165,600	2,022,834
GlaxoSmithKline PLC(a)	72,200	1,493,163
		3,515,997
Industrials (6.0%)
John Laing Group PLC(a)(b)	470,400	2,198,107
RELX PLC(a)	64,700	1,534,574
		3,732,681
Materials (1.9%)
DS Smith PLC(a)	271,400	1,170,582
		10,206,770

See accompanying Notes to Statements of Investments.

UNITED STATES (42.3%)
Consumer Discretionary (1.7%)
Chegg, Inc.(c)	23,200	$1,042,144

Health Care (9.6%)
HMS Holdings Corp.(c)	53,900	1,881,110
Merck & Co., Inc.	21,400	1,775,986
UnitedHealth Group, Inc.	9,500	2,365,595
		6,022,691
Industrials (2.5%)
Ingersoll-Rand PLC	12,600	1,558,116

Information Technology (11.2%)
Accenture PLC, Class A	8,500	1,636,930
Autodesk, Inc.(c)	4,200	655,914
Mastercard, Inc., Class A	9,800	2,668,246
salesforce.com, Inc.(c)	13,200	2,039,400
		7,000,490
Real Estate (10.6%)
American Tower Corp., REIT	5,300	1,121,586
Equinix, Inc., REIT	5,300	2,661,130
Prologis, Inc., REIT	35,100	2,829,411
		6,612,127
Utilities (6.7%)
American Water Works Co., Inc.	18,000	2,066,040
NextEra Energy, Inc.	10,200	2,113,134
		4,179,174
		26,414,742
Total Common Stocks		64,168,613

SHORT-TERM INVESTMENT (0.7%)
UNITED STATES (0.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(d)	426,421	426,421
Total Short-Term Investment		426,421
Total Investments (Cost $62,778,554) —103.5%		64,595,034
Liabilities in Excess of Other Assets—(3.5)%		(2,189,445)
Net Assets—100.0%		$62,405,589

(a)              Fair Values are determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Statements of Investments.

(b)              Denotes a security issued under Regulation S or Rule 144A.

(c)               Non-income producing security.

(d)              Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

PLC                        Public Limited Company

REIT                  Real Estate Investment Trust

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Total Return Bond Fund

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (10.4%)
UNITED STATES (10.4%)
American Express Credit Account Master Trust, Series 2017-3, Class A, ABS (USD), 1.77%, 11/15/2022	$918,000	$914,770
AmeriCredit Automobile Receivables Trust 2018-2, Series 2018-2, Class A2A, ABS (USD), 2.86%, 11/18/2021	741,302	742,558
BMW Vehicle Lease Trust, Series 2017-2, Class A3, ABS (USD), 2.07%, 10/20/2020	726,568	725,944
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, ABS (USD), 1.92%, 04/07/2022	1,015,000	1,011,983
CNH Equipment Trust, Series 2017-A, Class A3, (USD), 2.07%, 05/16/2022	644,200	642,815
Daimler Trucks Retail Trust, Series 2018-1, Class A4, ABS (USD), 3.03%, 11/15/2024 (a)	1,005,000	1,012,487
Discover Card Execution Note Trust, Series 2016-A4, Class A4, (USD), 1.39%, 03/15/2022	985,000	983,779
Ford Credit Auto Lease Trust, Series 2017-B, Class A4 (USD), 2.17%, 02/15/2021	844,000	843,079
Ford Credit Auto Owner Trust, Series 2018-1, Class A (USD), 3.19%, 07/15/2031 (a)	846,000	870,157
GM Financial Automobile Leasing Trust 2018-3, Series 2018-3, Class C, ABS (USD), 3.70%, 07/20/2022	1,173,000	1,189,303
Hertz Vehicle Financing LLC 2018-3, Series 2018-3A, Class A, ABS, (USD), 4.03%, 07/25/2024 (a)	957,000	999,462
Honda Auto Receivables 2016-3 Owner Trust, Series 2016-3, Class A4, ABS (USD), 1.33%, 11/18/2022	915,000	912,108
John Deere Owner Trust, Series 2017-B, Class A3, (USD), 1.82%, 10/15/2021	792,243	790,130
Nissan Auto Lease Trust, Series 2019-B, Class A2A, ABS (USD), 2.27%, 10/15/2021	574,000	573,218
SLM Student Loan Trust
Series 2011-2, Class A1, (USD), 1M USD LIBOR + 0.600%, 2.87%, 11/25/2027 (b)	403,996	403,615
Series 2013-2, Class A, (USD), 1M USD LIBOR + 0.450%, 2.72%, 09/25/2043 (b)	1,050,507	1,031,229
SLM Student Loan Trust 2012-3, Series 2012-3, Class A, ABS, (USD), 1M USD LIBOR + 0.650%, 2.92%, 12/27/2038 (b)	933,498	935,296
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, (USD), 2.37%, 03/15/2023	942,000	941,530
Tesla Auto Lease Trust, Series 2018-A, Class D, ABS (USD), 3.30%, 05/20/2020 (a)	868,000	870,009
Towd Point Mortgage Trust 2018-4, Series 2018-4, Class A1, ABS, (USD), 3.00%, 06/25/2058 (a)(b)	687,622	691,795
Towd Point Mortgage Trust 2018-5, Series 2018-5, Class A1, ABS, (USD), 3.25%, 07/25/2058 (a)(b)	885,677	897,192
Towd Point Mortgage Trust 2018-6, Series 2018-6, Class A1A, ABS, (USD), 3.75%, 03/25/2058 (a)(b)	904,015	926,089
		18,908,548
Total Asset-Backed Securities		18,908,548

COMMERCIAL MORTGAGE-BACKED SECURITIES (7.7%)
UNITED STATES (7.7%)
Chase Home Lending Mortgage Trust 2019-ATR1, Series 2019-ATR1, Class A3, CMO, (USD), 4.00%, 04/25/2049 (a)(b)	892,776	913,282
COMM 2014-LC15 Mortgage Trust, Series 2014-LC15, Class B, (USD), 4.60%, 04/10/2047 (b)	521,826	553,971
CSAIL 2016-C7 Commercial Mortgage Trust, Series 2016-C7, Class C, (USD), 4.38%, 11/15/2049 (b)	741,000	748,058
Federal National Mortgage Association, Series 2017-C07, Class 2M1, CMO, (USD), 2.92%, 05/25/2030 (b)	654,876	654,803

See accompanying Notes to Statements of Investments.

FREMF Mortgage Trust, Series 2018-K85, Class C (USD), 1.00%, 11/25/2028 (a)(b)	$608,000	$629,026
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class C (USD), 3.30%, 05/10/2034 (a)	775,000	770,667
JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, Series 2012-CBX, Class AS (USD), 4.27%, 06/15/2045	1,199,000	1,250,513
JP Morgan Mortgage Trust 2015-IVR2, Series 2015-IVR2, Class A5, CMO, (USD), 2.78%, 01/25/2045 (a)(b)	602,205	600,063
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, Series 2012-C5, Class B, (USD), 4.44%, 08/15/2045 (b)	1,017,000	1,061,490
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A (USD), 3.03%, 11/15/2034 (a)(b)	881,000	881,001
New Residential Mortgage Loan Trust 2019-2, Series 2019-2A, Class A1, CMO, (USD), 4.25%, 12/25/2057 (a)(b)	460,226	476,974
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Series 2005-WF1, Class 1A1, CMO, (USD), 5.67%, 03/25/2035 (b)	298,299	318,300
Sequoia Mortgage Trust 2018-CH4, Series 2018-CH4, Class A13, CMO, (USD), 4.50%, 10/25/2048 (a)(b)	816,250	862,306
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class C (USD), 4.39%, 01/05/2043 (a)(b)	870,000	851,270
Series 2015-5AVE, Class D (USD), 4.39%, 01/05/2043 (a)(b)	341,000	311,075
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B (USD), 3.71%, 03/15/2045 (b)	1,023,000	1,053,002
Series 2012-C9, Class AS (USD), 3.39%, 11/15/2045	991,000	1,015,153
Series 2012-C10, Class AS, (USD), 3.24%, 12/15/2045	996,000	1,011,688
		13,962,642
Total Commercial Mortgage-Backed Securities		13,962,642

NON-AGENCY MORTGAGE-BACKED SECURITIES (7.6%)
UNITED STATES (7.6%)
Agate Bay Mortgage Trust, Series 2014-3, Class B2, (USD), 3.82%, 11/25/2044 (a)(b)	738,107	757,028
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	365,003	334,039
Citigroup Mortgage Loan Trust, Series 2005-11, Class A3 (USD), 1 year CMT + 2.400%, 4.99%, 11/25/2035 (b)	234,934	236,528
Federal National Mortgage Association, Series 2018-C03, Class 1M1 (USD), 2.95%, 10/25/2030 (b)	493,077	493,405
Flagstar Mortgage Trust, Series 2017-2, Class B2, (USD), 4.13%, 10/25/2047 (a)(b)	1,212,400	1,251,059
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	376,711	394,500
IndyMac INDA Mortgage Loan Trust, Series 2005-AR2, Class 3A1 (USD), 4.20%, 01/25/2036 (b)	452,496	417,897
JP Morgan Mortgage Trust
Series 16-1, Class A13 (USD), 3.50%, 05/25/2046 (a)(b)	601,843	599,787
Series 2005-A5, Class 2A2 (USD), 4.46%, 08/25/2035 (b)	413,397	431,448
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	502,165	533,319
Series 2013-1, Class B1 (USD), 3.55%, 03/25/2043 (a)(b)	784,807	797,681
Series 2014-IVR3, Class 3A1 (USD), 2.74%, 09/25/2044 (a)(b)	419,481	415,115
Series 2016-5, Class A1 (USD), 2.65%, 12/25/2046 (a)(b)	555,221	553,054
Series 2017-1, Class A3, (USD), 3.50%, 01/25/2047 (a)(b)	45	46
Series 2018-6, Class B2 (USD), 3.99%, 12/25/2048 (a)(b)	987,864	1,000,596
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, (USD), 4.00%, 03/25/2057 (a)(b)	719,119	745,609
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	611,957	633,231
Sequoia Mortgage Trust
Series 2017-CH1, Class A13, (USD), 4.00%, 08/25/2047 (a)(b)	595,833	623,779
Series 2017-CH2, Class A13 (USD), 4.00%, 12/25/2047 (a)(b)	902,867	944,138

See accompanying Notes to Statements of Investments.

Structured Asset Securities Corp., Series 2004-18H, Class A5 (USD), 4.75%, 10/25/2034	$713,993	$747,842
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1 (USD), 4.09%, 09/25/2037 (b)	386,896	389,805
Series 2007-4, Class 3A1 (USD), 4.07%, 09/25/2037 (b)	33,121	33,355
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 4.27%, 08/25/2035 (b)	452,959	461,163
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4 (USD), 6.00%, 08/25/2036	377,194	377,869
WinWater Mortgage Loan Trust, Series 2015-2, Class B3, (USD), 3.91%, 02/20/2045 (a)(b)	606,692	621,342
		13,793,635
Total Non-Agency Mortgage-Backed Securities		13,793,635

CORPORATE BONDS (22.6%)
BELGIUM (0.5%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 5.45%, 01/23/2039	690,000	835,166

CHINA (0.4%)
Internet (0.4%)
Tencent Holdings Ltd. (USD), 3.58%, 04/11/2026 (a)	750,000	774,912

DENMARK (0.5%)
Commercial Banks (0.5%)
Danske Bank AS (USD), 5.00%, 01/12/2022 (a)	945,000	989,787

ITALY (0.6%)
Commercial Banks (0.6%)
UniCredit SpA (USD), 6.57%, 01/14/2022 (a)	932,000	997,364

NETHERLANDS (0.5%)
Semiconductors (0.5%)
NXP BV / NXP Funding LLC (USD), 5.35%, 03/01/2026 (a)	787,000	875,070

SUPRANATIONAL (1.4%)
Supranational (1.4%)
International Bank for Reconstruction & Development, Series GDIF (CAD), 1.80%, 07/26/2024	3,435,000	2,597,618

UNITED KINGDOM (3.2%)
Commercial Banks (2.7%)
Barclays PLC, (fixed rate to 05/07/2024, variable rate thereafter) (USD), 3.93%, 05/07/2025	1,150,000	1,161,835
HSBC Holdings PLC, (fixed rate to 09/12/2025, variable rate thereafter) (USD), 4.29%, 09/12/2026	1,545,000	1,637,926
Lloyds Banking Group PLC (USD), 3.90%, 03/12/2024	1,000,000	1,034,476
Royal Bank of Scotland Group PLC, (fixed rate to 03/22/2024, variable rate thereafter) (USD), 4.27%, 03/22/2025	1,043,000	1,068,140
		4,902,377
Diversified Telecommunication Services (0.5%)
Vodafone Group PLC (USD), 4.88%, 06/19/2049	890,000	955,341
		5,857,718

See accompanying Notes to Statements of Investments.

UNITED STATES (15.5%)
Aerospace & Defense (1.4%)
United Technologies Corp.
(USD), 6.05%, 06/01/2036	$551,000	$716,819
(USD), 6.13%, 07/15/2038	1,385,000	1,850,113
		2,566,932
Auto Manufacturers (1.5%)
Ford Holdings LLC (USD), 9.30%, 03/01/2030	1,290,000	1,690,141
General Motors Financial Co., Inc. (USD), 5.10%, 01/17/2024	900,000	964,024
		2,654,165
Beverages (0.3%)
PepsiCo, Inc. (USD), 3.38%, 07/29/2049	498,000	498,604

Commercial Banks (2.4%)
Bank of America Corp., (fixed rate to 04/23/2039, variable rate thereafter) (USD), 4.08%, 04/23/2040	880,000	947,296
Bank of America Corp., (fixed rate to 07/23/2029, variable rate thereafter) (USD), 3.19%, 07/23/2030	332,000	334,722
Citigroup, Inc., (fixed rate to 03/20/2029, variable rate thereafter) (USD), 3.98%, 03/20/2030	1,335,000	1,426,523
JPMorgan Chase & Co., (fixed rate to 04/23/2028, variable rate thereafter) (USD), 4.01%, 04/23/2029	1,066,000	1,149,357
Morgan Stanley, (fixed rate to 07/22/2024, variable rate thereafter) (USD), 2.72%, 07/22/2025	595,000	594,839
		4,452,737
Diversified Financial Services (0.7%)
American Express Co. (USD), 3.40%, 02/27/2023	1,180,000	1,218,458

Diversified Telecommunication Services (0.7%)
Verizon Communications, Inc. (USD), 3.88%, 02/08/2029	1,112,000	1,197,622

Electric Utilities (2.7%)
Entergy Texas, Inc. (USD), 4.00%, 03/30/2029	531,000	577,027
Mississippi Power Co. (USD), 3.95%, 03/30/2028	560,000	597,195
Oklahoma Gas & Electric Co. (USD), 3.30%, 03/15/2030	660,000	675,741
PSEG Power LLC (USD), 5.13%, 04/15/2020	480,000	488,044
Public Service Electric & Gas Co. (USD), 3.85%, 05/01/2049	880,000	948,802
Sempra Energy
(USD), 1.63%, 10/07/2019	227,000	226,639
(USD), 2.40%, 02/01/2020	1,320,000	1,318,647
		4,832,095
Energy Equipment & Services (0.6%)
Western Midstream Operating LP (USD), 4.65%, 07/01/2026	1,070,000	1,098,061

Healthcare Providers & Services (1.1%)
Quest Diagnostics, Inc. (USD), 3.45%, 06/01/2026	1,340,000	1,389,309
UnitedHealth Group, Inc. (USD), 2.88%, 08/15/2029	518,000	519,505
		1,908,814
Insurance (0.6%)
Brighthouse Financial, Inc., Series WI (USD), 3.70%, 06/22/2027	1,180,000	1,142,899

See accompanying Notes to Statements of Investments.

Pharmaceutical (1.3%)
CVS Health Corp. (USD), 2.88%, 06/01/2026	$1,595,000	$1,578,963
Merck & Co., Inc. (USD), 4.00%, 03/07/2049	768,000	858,949
		2,437,912
Real Estate Investment Trust (REIT) Funds (0.6%)
American Tower Corp. (USD), 3.95%, 03/15/2029	1,089,000	1,147,590

Software (1.1%)
Electronic Arts, Inc. (USD), 4.80%, 03/01/2026	945,000	1,056,791
Fiserv, Inc. (USD), 3.20%, 07/01/2026	880,000	897,947
		1,954,738
Transportation (0.2%)
Union Pacific Corp. (USD), 3.55%, 08/15/2039	387,000	390,100

Water Utility (0.3%)
American Water Capital Corp. (USD), 4.15%, 06/01/2049	560,000	613,719
		28,114,446
Total Corporate Bonds		41,042,081

MUNICIPAL BONDS (2.8%)
UNITED STATES (2.8%)
CALIFORNIA (1.4%)
Los Angeles Unified School District General Obligation Unlimited Bonds (USD), 6.76%, 07/01/2034	630,000	870,774
Regents of the University of California Medical Center Pooled Revenue, Series H (USD), 6.55%, 05/15/2048	1,135,000	1,647,770
		2,518,544
CONNECTICUT (0.8%)
State of Connecticut General Obligation Unlimited Bonds, Series A (USD), 5.85%, 03/15/2032	1,205,000	1,535,905

PENNSYLVANIA (0.6%)
Pennsylvania State General Obligation Unlimited Bonds (Build America Bonds), Series B (USD), 4.65%, 02/15/2026	1,050,000	1,134,598
		5,189,047
Total Municipal Bonds		5,189,047

U.S. AGENCIES (15.9%)
UNITED STATES (15.9%)
Federal Home Loan Mortgage Corp.
Series K071, Class A2 (USD), 3.29%, 11/25/2027	889,000	945,078
Series K089, Class A2 (USD), 3.56%, 01/25/2029	907,556	988,209
Series K090, Class A2 (USD), 3.42%, 02/25/2029	900,000	969,675
Series 2016-HQA4, Class M2 (USD), 1M USD LIBOR + 1.300%, 3.57%, 04/25/2029 (b)	1,107,713	1,112,731
Series 2017-DNA3, Class M1, (USD), 3.02%, 03/25/2030 (b)	813,034	814,264
MBS (USD), 2.50%, 10/01/2031	1,414,270	1,425,014
MBS (USD), 3.00%, 10/01/2046	687,951	698,682
MBS (USD), 4.00%, 06/01/2049	881,635	914,488
Federal National Mortgage Association, Series 2017-C06, Class 2M1 (USD), 1M USD LIBOR + 0.750%,, 3.02%, 02/25/2030 (b)	306,135	306,179

See accompanying Notes to Statements of Investments.

Federal National Mortgage Association
MBS (USD), 3.00%, 08/01/2043	$1,130,323	$1,148,824
MBS (USD), 4.00%, 07/01/2048	908,283	943,709
MBS (USD), 5.00%, 09/01/2048	840,569	894,992
MBS (USD), 4.00%, 06/01/2049	1,382,291	1,431,865
MBS (USD), 4.00%, 07/01/2049	1,333,325	1,382,025
TBA (USD), 3.00%, 08/01/2049	1,722,211	1,736,910
TBA (USD), 3.50%, 08/01/2049	2,248,060	2,302,681
Government National Mortgage Association
MBS (USD), 3.00%, 07/20/2043	1,504,524	1,550,130
MBS (USD), 3.50%, 03/20/2046	1,560,853	1,620,633
MBS (USD), 3.00%, 10/20/2046	1,684,241	1,729,432
MBS (USD), 4.50%, 06/20/2047	690,526	724,156
MBS (USD), 3.50%, 02/20/2048	944,571	975,373
MBS (USD), 4.00%, 05/20/2048	1,909,085	2,005,562
MBS (USD), 4.00%, 05/20/2048	1,488,880	1,572,500
MBS (USD), 4.00%, 09/20/2048	700,452	741,201
		28,934,313
Total U.S. Agencies		28,934,313

U.S. TREASURIES (20.1%)
UNITED STATES (20.1%)
Treasury Inflation Protected Security
(USD), 0.88%, 01/15/2029 (c)	2,004,062	2,112,476
(USD), 0.88%, 02/15/2047 (c)	939,886	970,598
U.S. Treasury Bond
(USD), 3.00%, 08/15/2048	3,054,200	3,347,690
(USD), 3.38%, 11/15/2048	615,100	723,439
(USD), 3.00%, 02/15/2049	6,311,400	6,927,008
U.S. Treasury Note
(USD), 2.50%, 02/28/2021	8,672,100	8,740,190
(USD), 2.50%, 01/15/2022	3,143,800	3,190,097
(USD), 2.50%, 02/15/2022	3,272,600	3,323,479
(USD), 2.63%, 02/28/2023	3,582,600	3,677,203
(USD), 1.75%, 06/30/2024	3,090,000	3,075,878
(USD), 2.38%, 05/15/2029	391,800	404,044
		36,492,102
Total U.S. Treasuries		36,492,102

AGENCY MORTGAGE-BACKED SECURITIES (9.6%)
UNITED STATES (9.6%)
Federal Home Loan Mortgage Corp.
(USD), 3.00%, 02/01/2032	823,421	842,237
(USD), 5.00%, 10/01/2041	397,104	433,503
(USD), 4.00%, 03/01/2042	681,400	722,965
(USD), 4.00%, 07/01/2046	965,353	1,021,786
(USD), 3.00%, 10/01/2046	1,092,365	1,109,232
(USD), 3.50%, 03/01/2048	952,545	991,761
(USD), 3.50%, 04/01/2048	1,085,638	1,133,390
Federal National Mortgage Association
(USD), 3.00%, 01/01/2030	779,417	797,200
(USD), 4.50%, 07/01/2040	983,928	1,057,359
(USD), 4.00%, 02/01/2047	700,044	733,649
(USD), 3.00%, 03/01/2047	1,267,581	1,288,151
(USD), 3.50%, 12/01/2047	1,641,660	1,714,060

See accompanying Notes to Statements of Investments.

(USD), 3.50%, 01/01/2048	$1,397,701	$1,454,382
(USD), 3.50%, 02/01/2048	1,177,147	1,232,107
MBS (USD), 3.00%, 07/01/2045	1,017,298	1,036,588
MBS (USD), 4.00%, 01/01/2048	1,082,625	1,155,088
Government National Mortgage Association (USD), 4.50%, 12/20/2045	781,039	826,965
		17,550,423
Total Agency Mortgage-Backed Securities		17,550,423

SHORT-TERM INVESTMENT (5.3%)
UNITED STATES (5.3%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(d)	9,648,055	9,648,055
Total Short-Term Investment		9,648,055
Total Investments (Cost $180,800,631) —102.0%		185,520,846
Liabilities in Excess of Other Assets—(2.0)%		(3,653,943)
Net Assets—100.0%		$181,866,903

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)

Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)	Inflation linked security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

CAD	Canadian Dollar
CLP	Chilean Peso
CMT	Constant Maturity Treasury
COP	Colombian Peso
EUR	Euro Currency
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLC	Public Limited Company
TBA	Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar
ZAR	South African Rand

See accompanying Notes to Statements of Investments.

At July 31, 2019, the Fund held the following futures contracts:

	Number of				Unrealized
	Contracts	Expiration	Notional	Market	Appreciation/
Futures Contracts	Long/(Short)	Date	Amount	Value	(Depreciation)
LONG CONTRACT POSITIONS
United States Treasury Note 6%-Ultra Bond	18	09/19/2019	$3,081,039	$3,196,125	$115,086
United States Treasury Note 6%—2 year	66	09/30/2019	14,119,453	14,150,812	31,359
					$146,445
SHORT CONTRACT POSITIONS
United States Treasury Note 6%—10 year	(3)	09/19/2019	$(382,078)	$(382,266)	$(188)
United States Treasury Note 6%-Long Bond	(2)	09/19/2019	(309,438)	(311,188)	(1,750)
United States Treasury Note 6%—Ultra Long	(13)	09/19/2019	(1,758,593)	(1,791,968)	(33,375)
					$(35,313)
					$111,132

At July 31, 2019, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar/United States Dollar
09/23/2019	Royal Bank of Canada	CAD	2,545,000	USD	1,928,844	$1,930,255	$1,411
Chilean Peso/United States Dollar
08/12/2019	Citibank N.A.	CLP	1,299,212,000	USD	1,893,895	1,845,533	(48,362)
09/23/2019	Citibank N.A.	CLP	1,363,331,000	USD	1,978,710	1,937,068	(41,642)
Colombian Peso/United States Dollar
08/12/2019	JPMorgan Chase Bank N.A.	COP	6,078,371,000	USD	1,893,574	1,851,424	(42,150)
Euro/United States Dollar
09/09/2019	Royal Bank of Canada	EUR	1,720,000	USD	1,963,192	1,909,839	(53,353)
Indian Rupee/United States Dollar
08/16/2019	Barclays Bank	INR	129,161,000	USD	1,882,127	1,870,902	(11,225)
Japanese Yen/United States Dollar
09/17/2019	Citibank N.A.	JPY	209,930,000	USD	1,944,817	1,936,318	(8,499)
Norwegian Krone/United States Dollar
09/09/2019	Royal Bank of Canada	NOK	47,679,231	USD	5,564,668	5,389,239	(175,429)
South African Rand/United States Dollar
08/15/2019	Citibank N.A.	ZAR	26,502,000	USD	1,902,578	1,844,762	(57,816)
09/23/2019	HSBC Bank USA	ZAR	27,582,000	USD	1,901,043	1,910,867	9,824
South Korean Won/United States Dollar
08/16/2019	Citibank N.A.	KRW	2,225,173,000	USD	1,897,479	1,873,268	(24,211)
09/23/2019	Citibank N.A.	KRW	2,254,670,000	USD	1,922,549	1,900,659	(21,890)
						$26,200,134	$(473,342)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Canadian Dollar
08/26/2019	HSBC Bank USA	USD	2,613,472	CAD	3,433,866	$2,603,078	$10,394
09/23/2019	Citibank N.A.	USD	1,947,825	CAD	2,545,000	1,930,255	17,570
United States Dollar/Chilean Peso
08/12/2019	Citibank N.A.	USD	1,877,474	CLP	1,299,212,000	1,845,533	31,941
09/23/2019	Citibank N.A.	USD	2,002,837	CLP	1,363,331,000	1,937,068	65,769
United States Dollar/Colombian Peso
08/12/2019	Goldman Sachs	USD	1,908,437	COP	6,078,371,000	1,851,424	57,013
United States Dollar/Euro
09/09/2019	Citibank N.A.	USD	1,939,631	EUR	1,720,000	1,909,840	29,791
United States Dollar/Indian Rupee
08/16/2019	Barclays Bank	USD	1,865,949	INR	129,161,000	1,870,902	(4,953)
United States Dollar/Norwegian Krone
09/09/2019	Royal Bank of Canada	USD	5,549,145	NOK	47,679,231	5,389,239	159,906
United States Dollar/South African Rand
08/15/2019	HSBC Bank USA	USD	1,885,002	ZAR	26,502,000	1,844,762	40,240
09/23/2019	Citibank N.A.	USD	1,912,181	ZAR	27,582,000	1,910,867	1,314
United States Dollar/South Korean Won
08/16/2019	Citibank N.A.	USD	1,885,740	KRW	2,225,173,000	1,873,268	12,472
09/23/2019	Citibank N.A.	USD	1,958,964	KRW	2,254,670,000	1,900,659	58,305
						$26,866,895	$479,762

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Statement of Investments

July 31, 2019 (Unaudited)

Aberdeen Global High Income Fund

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (92.7%)
ARGENTINA (0.9%)
IRSA Propiedades Comerciales SA (USD), 8.75%, 03/23/2023 (a)	$535,000	$516,917
Telecom Argentina SA (USD), 6.50%, 06/15/2021 (a)	1,031,000	1,025,845
Transportadora de Gas del Sur SA (USD), 6.75%, 05/02/2025 (a)	575,000	538,487
		2,081,249
AUSTRALIA (0.4%)
Mineral Resources Ltd. (USD), 8.13%, 05/01/2027 (a)	882,000	926,012

BRAZIL (1.8%)
NBM US Holdings, Inc. (USD), 7.00%, 05/14/2026 (a)	1,149,000	1,185,194
Petrobras Global Finance BV
(USD), 5.30%, 01/27/2025	1,080,000	1,163,754
(USD), 8.75%, 05/23/2026	500,000	628,000
(USD), 5.75%, 02/01/2029	1,040,000	1,116,055
		4,093,003
CANADA (1.4%)
Bombardier, Inc.
(USD), 7.50%, 03/15/2025 (a)	1,110,000	1,128,731
(USD), 7.88%, 04/15/2027 (a)	269,000	272,363
Clearwater Seafoods, Inc. (USD), 6.88%, 05/01/2025 (a)	1,125,000	1,139,062
Entertainment One Ltd. (GBP), 4.63%, 07/15/2026 (a)	579,000	721,725
		3,261,881
CONGO (0.3%)
HTA Group Ltd. (USD), 9.13%, 03/08/2022 (a)	560,000	585,144

CURACAO (0.6%)
Teva Pharmaceutical Finance Co. BV, Series 2 (USD), 3.65%, 11/10/2021	1,335,000	1,268,250

DENMARK (0.4%)
DKT Finance ApS (USD), 9.38%, 06/17/2023 (a)	921,000	996,936

DOMINICAN REPUBLIC (0.4%)
AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (USD), 7.95%, 05/11/2026 (a)	765,000	825,251

EL SALVADOR (0.2%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	500,000	493,755

FRANCE (0.8%)
Altice France SA (USD), 7.38%, 05/01/2026 (a)	978,000	1,042,181
Casino Guichard Perrachon SA
(EUR), 4.56%, 01/25/2023 (a)	400,000	384,683
(EUR), 4.50%, 03/07/2024 (a)	400,000	377,664
		1,804,528
GEORGIA (0.2%)
Bank of Georgia JSC (USD), 6.00%, 07/26/2023 (a)	500,000	508,770

GERMANY (0.9%)
Nidda BondCo GmbH (EUR), 5.00%, 09/30/2025 (a)	305,000	339,904

See accompanying Notes to Statements of Investments.

Nidda Healthcare Holding GmbH (EUR), 3.50%, 09/30/2024 (a)	$623,000	$716,144
Tele Columbus AG (EUR), 3.88%, 05/02/2025 (a)	984,000	1,011,949
		2,067,997
INDIA (0.7%)
Vedanta Resources Ltd. (USD), 6.13%, 08/09/2024 (a)	1,776,000	1,667,973

ISRAEL (1.0%)
Teva Pharmaceutical Finance Netherlands III BV (USD), 3.15%, 10/01/2026	2,755,000	2,148,591

ITALY (1.6%)
Telecom Italia Capital SA (USD), 6.00%, 09/30/2034	1,950,000	1,979,250
Wind Tre SpA (USD), 5.00%, 01/20/2026 (a)	1,606,000	1,590,341
		3,569,591
JAMAICA (0.3%)
Digicel Group One Ltd. (USD), 8.25%, 12/30/2022 (a)	930,000	567,881
Digicel Group Two Ltd. (USD), 8.25%, 09/30/2022 (a)	765,000	153,000
		720,881
JERSEY (0.9%)
LHC3 PLC (EUR), 4.13%, 08/15/2024 (a)(b)	784,000	897,050
Newday Bondco PLC (GBP), 7.38%, 02/01/2024 (a)	975,000	1,114,555
		2,011,605
LUXEMBOURG (3.2%)
Altice Financing SA (USD), 7.50%, 05/15/2026 (a)	1,035,000	1,084,162
Altice Finco SA (USD), 8.13%, 01/15/2024 (a)	950,000	980,875
Altice Luxembourg SA
(EUR), 8.00%, 05/15/2027 (a)	283,000	322,207
(USD), 10.50%, 05/15/2027 (a)	579,000	613,016
ARD Finance SA (USD), 7.13%, 09/15/2023 (b)	1,200,000	1,236,000
Galapagos SA (EUR), 5.38%, 06/15/2021 (a)(c)	1,500,000	1,625,962
Kleopatra Holdings 1 SCA (EUR), 9.25%, 06/30/2023 (a)(b)	834,115	517,085
Matterhorn Telecom Holding SA (EUR), 4.88%, 05/01/2023 (a)	717,000	802,582
		7,181,889
MEXICO (1.3%)
CEMEX Finance LLC (USD), 6.00%, 04/01/2024 (a)	1,085,000	1,113,481
Cemex SAB de CV (USD), 7.75%, 04/16/2026 (a)	1,055,000	1,140,719
Grupo Posadas SAB de CV (USD), 7.88%, 06/30/2022 (a)	575,000	581,469
		2,835,669
MULT (0.5%)
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. (USD), 5.50%, 01/15/2030 (a)	1,135,000	1,135,000

NETHERLANDS (3.6%)
Cimpress NV (USD), 7.00%, 06/15/2026 (a)	1,130,000	1,132,825
ING Groep NV, (fixed rate to 04/16/2025, variable rate thereafter) (USD), 6.50%, 04/16/2025 (d)	1,027,000	1,072,702
Lincoln Financing SARL
(EUR), 3.63%, 04/01/2024 (a)	743,000	847,176
(EUR), 3.88%, 04/01/2024 (a)(e)	166,000	184,892
Trivium Packaging Finance BV
(EUR), 3 mo. Euribor + 3.75%, 3.38%, 08/15/2026 (a)(e)	139,000	155,989

See accompanying Notes to Statements of Investments.

(USD), 5.50%, 08/15/2026 (a)	$1,135,000	$1,170,469
UPCB Finance VII Ltd. (EUR), 3.63%, 06/15/2029 (a)	1,266,000	1,492,684
Ziggo Bond Co. BV (EUR), 4.63%, 01/15/2025 (a)	679,000	774,514
Ziggo BV (USD), 5.50%, 01/15/2027 (a)	1,300,000	1,330,875
		8,162,126
NIGERIA (1.0%)
IHS Netherlands Holdco BV (USD), 9.50%, 10/27/2021 (a)	1,075,000	1,111,335
United Bank for Africa PLC (USD), 7.75%, 06/08/2022 (a)	575,000	615,704
Zenith Bank PLC (USD), 7.38%, 05/30/2022 (a)	596,000	639,210
		2,366,249
PANAMA (0.4%)
C&W Senior Financing DAC (USD), 6.88%, 09/15/2027 (a)	879,000	919,698

REPUBLIC OF IRELAND (0.8%)
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
(USD), 7.25%, 05/15/2024 (a)	1,000,000	1,055,520
(GBP), 4.75%, 07/15/2027 (a)	656,000	805,739
		1,861,259
RUSSIA (0.5%)
GTLK Europe DAC (USD), 5.95%, 07/19/2021 (a)	500,000	519,066
Sberbank of Russia Via SB Capital SA (USD), 6.13%, 02/07/2022 (a)	500,000	535,450
		1,054,516
SOUTH AFRICA (1.4%)
Liquid Telecommunications Financing PLC (USD), 8.50%, 07/13/2022 (a)	1,150,000	1,157,314
Sappi Papier Holding GmbH (USD), 7.50%, 06/15/2032 (a)(f)	2,017,000	2,063,593
		3,220,907
SPAIN (0.4%)
Cirsa Finance International Sarl
(USD), 7.88%, 12/20/2023 (a)	402,000	424,323
(EUR), 3 mo. Euribor + 3.625%, 3.63%, 09/30/2025 (a)(e)	408,000	452,939
		877,262
SWEDEN (1.5%)
Intrum AB (EUR), 3.50%, 07/15/2026 (a)	806,000	897,694
Unilabs Subholding AB (EUR), 5.75%, 05/15/2025 (a)	1,500,000	1,701,681
Verisure Holding AB (EUR), 3.50%, 05/15/2023 (a)	700,000	805,896
		3,405,271
SWITZERLAND (1.2%)
Credit Suisse Group AG, (fixed rate to 12/18/2024, variable rate thereafter), VRN, (USD), 6.25%, 12/18/2024 (a)(d)	1,115,000	1,174,234
UBS Group Funding Switzerland AG, (fixed rate to 02/19/2025, variable rate thereafter) (USD), 7.00%, 02/19/2025 (a)(d)	1,339,000	1,471,226
		2,645,460
TURKEY (1.3%)
Akbank Turk AS, (fixed rate to 03/16/2027, variable rate thereafter) (USD), 7.20%, 03/16/2027 (a)	949,000	849,547
KOC Holding (USD), 5.25%, 03/15/2023 (a)	820,000	807,777
Turk Telekomunikasyon (USD), 4.88%, 06/19/2024 (a)	740,000	706,700
Turkiye Garanti Bankasi (USD), 5.88%, 03/16/2023 (a)	200,000	197,768
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	450,000	442,728
		3,004,520

See accompanying Notes to Statements of Investments.

UKRAINE (0.3%)
MHP Lux SA (USD), 6.95%, 04/03/2026 (a)	$619,000	$635,212

UNITED KINGDOM (3.5%)
Arqiva Broadcast Finance PLC (GBP), 6.75%, 09/30/2023 (a)	800,000	1,039,055
BrightHouse Finco Ltd., PIK, (GBP), 9.00%, 05/15/2023 (a)(b)	758,150	507,092
CYBG PLC, (fixed rate to 12/08/2022, variable rate thereafter) (GBP), 8.00%, 12/08/2022 (a)(d)	1,065,000	1,243,340
Jaguar Land Rover Automotive PLC
(EUR), 2.20%, 01/15/2024 (a)	142,000	133,002
(EUR), 4.50%, 01/15/2026 (a)	220,000	211,685
KCA Deutag UK Finance PLC (USD), 9.63%, 04/01/2023 (a)	695,000	472,600
Pinnacle Bidco PLC (GBP), 6.38%, 02/15/2025 (a)	800,000	1,025,289
Royal Bank of Scotland Group PLC (fixed rate to 08/15/2021, variable rate thereafter) (USD), 8.63%, 08/15/2021 (d)	1,200,000	1,276,500
Virgin Media Finance PLC (USD), 5.75%, 01/15/2025 (a)	2,000,000	2,079,400
		7,987,963
UNITED STATES (57.9%)
ACI Worldwide, Inc. (USD), 5.75%, 08/15/2026 (a)	1,854,000	1,928,160
Ally Financial, Inc. (USD), 3.88%, 05/21/2024	681,000	703,133
AMC Entertainment Holdings, Inc. (GBP), 6.38%, 11/15/2024	1,534,000	1,812,950
Avantor, Inc. (EUR), 4.75%, 10/01/2024 (a)	1,400,000	1,658,287
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
(USD), 6.38%, 04/01/2024 (a)	773,000	807,785
(USD), 5.25%, 03/15/2025 (a)	423,000	427,230
(USD), 5.75%, 07/15/2027 (a)	400,000	404,000
Banff Merger Sub, Inc.
(EUR), 8.38%, 09/01/2026 (a)	215,000	206,001
(USD), 9.75%, 09/01/2026 (a)	955,000	849,950
Bausch Health Americas, Inc. (USD), 8.50%, 01/31/2027 (a)	1,986,000	2,187,281
Bausch Health Cos, Inc. (USD), 7.00%, 03/15/2024 (a)	885,000	933,675
Bausch Health Cos. Inc. (EUR), 4.50%, 05/15/2023 (a)	1,020,000	1,141,561
Berry Global, Inc.
(USD), 4.50%, 02/15/2026 (a)	236,000	236,590
(USD), 4.88%, 07/15/2026 (a)	961,000	999,440
Bruin E&P Partners LLC (USD), 8.88%, 08/01/2023 (a)	951,000	710,873
Builders FirstSource, Inc.
(USD), 5.63%, 09/01/2024 (a)	1,237,000	1,280,295
(USD), 6.75%, 06/01/2027 (a)	97,000	102,093
Calpine Corp. (USD), 5.25%, 06/01/2026 (a)	1,230,000	1,242,325
CCO Holdings LLC / CCO Holdings Capital Corp.
(USD), 5.75%, 02/15/2026 (a)	3,260,000	3,434,280
(USD), 5.38%, 06/01/2029 (a)	435,000	450,769
Cedar Fair LP (USD), 5.25%, 07/15/2029 (a)	837,000	866,295
Century Communities, Inc.
(USD), 5.88%, 07/15/2025	1,032,000	1,037,160
(USD), 6.75%, 06/01/2027 (a)	934,000	965,522
CenturyLink, Inc., Series V (USD), 5.63%, 04/01/2020	1,075,000	1,089,101
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. (USD), 5.75%, 03/01/2025 (a)	1,700,000	1,703,740
Cheniere Corpus Christi Holdings LLC (USD), 5.88%, 03/31/2025	2,605,000	2,865,760
Cheniere Energy Partners LP, Series WI (USD), 5.25%, 10/01/2025	753,000	780,311
Chesapeake Energy Corp. (USD), 8.00%, 01/15/2025	1,065,000	910,575

See accompanying Notes to Statements of Investments.

Clean Harbors, Inc.
(USD), 4.88%, 07/15/2027 (a)	$858,000	$882,668
(USD), 5.13%, 07/15/2029 (a)	120,000	126,486
Colfax Corp.
(USD), 6.00%, 02/15/2024 (a)	317,000	335,723
(USD), 6.38%, 02/15/2026 (a)	601,000	643,262
Commercial Metals Co. (USD), 5.75%, 04/15/2026	1,241,000	1,278,230
CommScope, Inc.
(USD), 6.00%, 03/01/2026 (a)	1,396,000	1,411,286
(USD), 8.25%, 03/01/2027 (a)	314,000	309,290
Consolidated Communications, Inc. (USD), 6.50%, 10/01/2022	1,610,000	1,459,654
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (USD), 5.63%, 05/01/2027 (a)	960,000	950,496
CSC Holdings LLC
(USD), 6.63%, 10/15/2025 (a)	753,000	800,063
(USD), 10.88%, 10/15/2025 (a)	1,925,000	2,192,710
(USD), 6.50%, 02/01/2029 (a)	422,000	465,255
Cumulus Media New Holdings, Inc. (USD), 6.75%, 07/01/2026 (a)	825,000	842,531
CyrusOne LP / CyrusOne Finance Corp. (USD), 5.38%, 03/15/2027	1,075,000	1,139,500
DaVita, Inc. (USD), 5.13%, 07/15/2024	785,000	784,231
Dell International LLC / EMC Corp.
(USD), 5.88%, 06/15/2021 (a)	583,000	593,076
(USD), 6.02%, 06/15/2026 (a)	435,000	480,955
(USD), 5.30%, 10/01/2029 (a)	1,962,000	2,086,759
Delta Air Lines, Inc. (USD), 4.38%, 04/19/2028	1,135,000	1,193,736
Diamond Sports Group LLC / Diamond Sports Finance Co.
(USD), 5.38%, 08/15/2026 (a)	873,000	887,186
(USD), 6.63%, 08/15/2027 (a)	966,000	987,131
Diamondback Energy, Inc. (USD), 5.38%, 05/31/2025	1,925,000	2,021,250
DISH DBS Corp.
(USD), 5.88%, 07/15/2022	1,160,000	1,172,493
(USD), 5.00%, 03/15/2023	1,005,000	969,825
Encompass Health Corp. (USD), 5.13%, 03/15/2023	1,095,000	1,110,330
Energizer Gamma Acquisition BV (EUR), 4.63%, 07/15/2026 (a)	695,000	801,986
First Data Corp. (USD), 5.75%, 01/15/2024 (a)	665,000	684,152
GCI LLC
(USD), 6.63%, 06/15/2024 (a)	630,000	670,950
(USD), 6.88%, 04/15/2025	660,000	693,825
General Motors (Escrow Shares)
(USD), 8.80%, 03/01/2049 (g)(h)	7,200,000	—
(USD), 8.38%, 07/15/2049 (g)(h)	3,550,000	—
General Motors Financial Co., Inc., Series A, (fixed rate to 09/30/2027, variable rate thereafter) (USD), 5.75%, 09/30/2027 (d)	1,163,000	1,084,497
Getty Images, Inc. (USD), 9.75%, 03/01/2027 (a)	1,142,000	1,193,390
Goodyear Tire & Rubber Co. (The) (USD), 5.00%, 05/31/2026	975,000	972,709
Graham Holdings Co. (USD), 5.75%, 06/01/2026 (a)	1,364,000	1,452,933
Gray Television, Inc. (USD), 7.00%, 05/15/2027 (a)	973,000	1,064,219
Harland Clarke Holdings Corp. (USD), 8.38%, 08/15/2022 (a)	169,000	142,805
HCA, Inc.
(USD), 7.50%, 02/15/2022	1,020,000	1,129,344
(USD), 5.88%, 02/01/2029	1,607,000	1,793,814
International Game Technology PLC (EUR), 3.50%, 06/15/2026 (a)	1,372,000	1,600,942
IQVIA, Inc. (USD), 2.50%, 08/02/2028	498,000	498,000
Iron Mountain, Inc. (USD), 5.25%, 03/15/2028 (a)	1,160,000	1,168,700
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc. (USD), 6.00%, 07/15/2025 (a)	1,584,000	1,671,912
JBS Investments II GmbH (USD), 5.75%, 01/15/2028 (a)	814,000	826,943
JBS USA LUX SA / JBS USA Finance, Inc. (USD), 5.75%, 06/15/2025 (a)	1,125,000	1,161,562

See accompanying Notes to Statements of Investments.

JPMorgan Chase & Co., (fixed rate to 11/01/2022, variable thereafter), Series CC (USD), 4.63%, 11/01/2022 (d)	$1,975,000	$1,935,500
Lennar Corp.
(USD), 4.50%, 04/30/2024	1,124,000	1,172,332
(USD), 4.75%, 11/29/2027	2,135,000	2,241,750
MDC Holdings, Inc. (USD), 6.00%, 01/15/2043	1,350,000	1,329,750
Meredith Corp. (USD), 6.88%, 02/01/2026	2,053,000	2,176,180
MGM Resorts International
(USD), 4.63%, 09/01/2026	1,035,000	1,060,875
(USD), 5.50%, 04/15/2027	228,000	241,746
Midcontinent Communications / Midcontinent Finance Corp. (USD), 5.38%, 08/15/2027 (a)	642,000	658,050
Moss Creek Resources Holdings, Inc. (USD), 7.50%, 01/15/2026 (a)	1,509,000	1,180,792
MPT Operating Partnership LP / MPT Finance Corp. (USD), 5.00%, 10/15/2027	1,133,000	1,172,655
Netflix, Inc.
(USD), 5.88%, 11/15/2028	820,000	899,950
(USD), 6.38%, 05/15/2029 (a)	1,135,000	1,270,859
New Enterprise Stone & Lime Co., Inc. (USD), 10.13%, 04/01/2022 (a)	1,805,000	1,847,869
Nine Energy Service, Inc. (USD), 8.75%, 11/01/2023 (a)	406,000	396,865
Novelis Corp. (USD), 5.88%, 09/30/2026 (a)	775,000	803,094
NRG Energy, Inc.
(USD), 7.25%, 05/15/2026	508,000	548,447
(USD), 5.25%, 06/15/2029 (a)	449,000	473,695
Oasis Petroleum, Inc.
(USD), 6.88%, 03/15/2022	643,000	640,010
(USD), 6.88%, 01/15/2023	1,302,000	1,280,842
OI European Group BV (USD), 4.00%, 03/15/2023 (a)	1,725,000	1,733,625
Parsley Energy LLC / Parsley Finance Corp. (USD), 5.63%, 10/15/2027 (a)	1,765,000	1,822,362
Perrigo Finance Unlimited Co. (USD), 4.38%, 03/15/2026	1,205,000	1,221,239
Pitney Bowes, Inc. (USD), 3.88%, 10/01/2021	122,000	118,669
Post Holdings, Inc. (USD), 5.00%, 08/15/2026 (a)	1,145,000	1,169,331
Qwest Capital Funding, Inc.
(USD), 6.88%, 07/15/2028	1,015,000	931,263
(USD), 7.75%, 02/15/2031	1,020,000	943,500
Rite Aid Corp. (USD), 6.13%, 04/01/2023 (a)	1,560,000	1,316,250
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. (USD), 6.13%, 08/15/2021 (a)	1,105,000	1,121,575
Sable International Finance Ltd. (USD), 6.88%, 08/01/2022 (a)	524,000	541,030
Six Flags Entertainment Corp. (USD), 4.88%, 07/31/2024 (a)	1,200,000	1,227,000
SM Energy Co. (USD), 6.75%, 09/15/2026	1,180,000	1,062,000
Sprint Corp. (USD), 7.88%, 09/15/2023	3,150,000	3,512,250
Staples, Inc.
(USD), 7.50%, 04/15/2026 (a)	1,410,000	1,441,725
(USD), 10.75%, 04/15/2027 (a)	695,000	719,325
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (USD), 7.50%, 06/15/2025 (a)	1,165,000	1,154,748
T-Mobile USA, Inc. (USD), 6.50%, 01/15/2026	1,080,000	1,149,876
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (USD), 6.50%, 07/15/2027 (a)	162,000	176,381
Tecnoglass, Inc. (USD), 8.20%, 01/31/2022 (a)	1,100,000	1,181,125
Tenet Healthcare Corp.
(USD), 4.63%, 07/15/2024	2,342,000	2,381,814
(USD), 6.25%, 02/01/2027 (a)	605,000	627,990
TransDigm, Inc. (USD), 6.00%, 07/15/2022	450,000	454,635
USA Compression Partners LP / USA Compression Finance Corp. (USD), 6.88%, 09/01/2027 (a)	913,000	949,438
Viking Cruises Ltd. (USD), 6.25%, 05/15/2025 (a)	1,380,000	1,421,400

See accompanying Notes to Statements of Investments.

Vistra Operations Co. LLC (USD), 5.63%, 02/15/2027 (a)	$1,120,000	$1,181,600
Western Midstream Operating LP
(USD), 4.50%, 03/01/2028	183,000	182,109
(USD), 4.75%, 08/15/2028	467,000	468,547
WPX Energy, Inc.
(USD), 8.25%, 08/01/2023	875,000	984,375
(USD), 5.75%, 06/01/2026	866,000	889,815
Wyndham Destinations, Inc.
(USD), 5.40%, 04/01/2024	1,000,000	1,052,500
(USD), 6.35%, 10/01/2025	945,000	1,034,586
		130,975,295
ZAMBIA (1.1%)
First Quantum Minerals Ltd.
(USD), 7.25%, 04/01/2023 (a)	575,000	569,250
(USD), 6.88%, 03/01/2026 (a)	1,989,000	1,879,605
		2,448,855
Total Corporate Bonds		209,748,568

BANK LOANS (1.3%)
NETHERLANDS (0.3%)
TMF Group Holding B.V., 2017 EUR 2nd Lien Term Loan (EUR), 6.88%, 05/04/2026	750,000	761,755

UNITED KINGDOM (1.0%)
IWH UK Midco Limited, 2017 Term Loan B (EUR), 4.00%, 01/31/2025	2,000,000	2,196,472
Total Bank Loans		2,958,227

COMMON STOCKS (0.1%)
UNITED KINGDOM (0.0%)
Brighthouse Financial, Inc.(f)(g)(h)	35,521	32,398

UNITED STATES (0.1%)
Cenveo Enterprises, Inc.(f)(g)(h)(i)	9,806	147,090
Total Common Stocks		179,488

EXCHANGE-TRADED FUNDS (0.9%)
UNITED STATES (0.9%)
iShares iBoxx High Yield Corporate Bond ETF	25,000	2,173,250
Total Exchange-Traded Funds		2,173,250

SHORT-TERM INVESTMENT (4.7%)
UNITED STATES (4.7%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 2.26%(j)	10,519,740	10,519,740
Total Short-Term Investment		10,519,740
Total Investments (Cost $224,653,632) —99.7%		225,579,273
Other Assets in Excess of Liabilities—0.3%		606,389
Net Assets—100.0%		$226,185,662

See accompanying Notes to Statements of Investments.

(a)                       Denotes a security issued under Regulation S or Rule 144A.

(b)                       Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.

(c)                        Security is in default.

(d)                       Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(e)                        Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(f)                         Illiquid security - The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.99% of net assets as of July 31, 2019.

(g)                        Level 3 security. See Note 1(a) of the accompanying Notes to Statements of Investments.

(h)                       This security was fair valued by the Fund’s pricing committee as approved by the Fund’s Board of Trustees. See Note 2(a) of the accompanying Notes to Statements of Investments.

(i)                           Security is Delisted.

(j)                          Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2019.

ETF               Exchange-Traded Fund

EUR            Euro Currency

GBP             British Pound Sterling

PIK                 Payment In Kind

PLC              Public Limited Company

USD             U.S. Dollar

At July 31, 2019, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Depreciation
Euro/United States Dollar
10/10/2019	UBS AG	EUR	98,000	USD	110,780	$109,092	$(1,688)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
United States Dollar/British Pound
08/15/2019	Citibank N.A.	USD	881,773	GBP	700,000	$851,802	$29,971
10/10/2019	Citibank N.A.	USD	9,629,003	GBP	7,645,000	9,328,305	300,698
United States Dollar/Euro
08/15/2019	UBS AG	USD	847,785	EUR	750,000	831,111	16,674
10/10/2019	Citibank N.A.	USD	451,689	EUR	403,000	448,613	3,076
10/10/2019	UBS AG	USD	22,445,296	EUR	19,796,000	22,036,607	408,689
						$33,496,438	$759,108

* Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying Notes to Statements of Investments.

Notes to Statements of Investments

July 31, 2019 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Aberdeen Investment Funds (the “Trust”) in the preparation of their financial statements. (Each series of the Trust are also referred to herein as a “Fund” or collectively, the “Funds”.) The policies conform to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a. Security Valuation

The Funds value their securities at current market value or fair value, consistent with the Funds’ valuation procedures (the “Valuation Procedures”) and regulatory requirements. Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time).

Each Fund’s assets for which market quotations are readily available are valued at fair value on the basis of quotations furnished by a pricing service or provided by securities dealers. Equity investments are generally valued using the last sale price or official closing price taken from the primary market in which each security trades, or if no sales occurred during the day, at the mean of the current quoted bid and ask prices.

Foreign equity securities that are traded on foreign exchanges that close prior to 4:00 p.m. Eastern time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined confidence threshold.

Per an amendment to the Valuation Procedures that became effective February 21, 2017, fixed income securities, which previously had been generally valued using the mean of bid and ask prices, are now generally valued using bid prices provided directly by independent third party services or provided directly from one or more broker dealers or market makers, each in accordance with the Valuation Procedures approved by the Trust’s Board of Trustees (the “Board”). The pricing services may use valuation models or matrix pricing, which consider yield or prices with respect to comparable bond quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as credit rating, interest rates and maturity date, to determine current fair value. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and strategies employed by the Funds’ investment adviser, Aberdeen Asset Management Inc. (the “Adviser”), generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller “odd lot” sizes. Odd lots may trade at lower, or occasionally, higher prices than institutional round lot trades. Short-term fixed income securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value.

Assets and liabilities initially expressed in foreign currency will be converted into U.S. Dollar values. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. To the extent each Fund invests in other open-ended funds, the Fund will calculate its net asset value

Notes to Statements of Investments (concluded)

July 31, 2019 (unaudited)

(“NAV”) based upon the NAV of the underlying funds in which it invests. The prospectuses of these underlying funds explain the circumstances under which they will use good faith fair value pricing and the effects of such fair value pricing.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, which has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. For forward currency exchange contracts the market value is interpolated by the pricing agent by using forward spot points obtained from an authorized pricing service. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Generally for swap agreements, if quotes are unavailable from authorized pricing services swap pricing is determined using a modelling tool which considers and forecasts the impact of cash flow projections, prevailing and expected interest rate movements, and potential credit events. Swap prices are generally evaluated based upon the latest available data provided by the counterparty and rely upon an industry accepted modelling tool.

When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures. For options, swaps and warrants, a fair value price may be determined using readily available market quotations, prices provided by independent pricing services, or by using modeling tools provided by industry accepted financial data service providers. Key inputs to such tools may include yield and prices from comparable or reference assets, maturity or expiration dates, ratings and interest rates. In addition, the Adviser, through its pricing committee, may determine the fair value price in accordance with the Valuation Procedures approved by the Board.